Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000226939
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Class A
Trading Symbol	STHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period, all share classes outperformed the Bloomberg US Corporate Bond Index (the "benchmark”), before sales charges. Over the period, security selection among US investment-grade corporate bonds was the largest contributor to performance. Yield-curve positioning also contributed, mostly from overweights to the five- and 10-year parts of the US curve, which partially offset losses from being underweight to the two- and 20-year parts of the curve. Sector allocation and currency decisions did not impact performance results.

The Fund used derivatives in the form of futures and currency forwards for hedging purposes; Treasury futures were utilized to manage duration, country exposure, and yield-curve positioning during the period; currency forwards were utilized to hedge currency risk during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg US Corporate Bond Index
05/21	$9,579	$10,000
10/21	$9,770	$10,246
10/22	$7,671	$8,241
10/23	$7,857	$8,469
10/24	$8,943	$9,623

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 05/10/21
Class A (without sales charges)	13.83%	-1.96%
Class A (with sales charges)	8.99%	-3.16%
Bloomberg US Corporate Bond Index	13.63%	-1.10%

Performance Inception Date		May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STHAX-A for the most recent performance information.

AssetsNet	$ 256,258,801	$ 256,258,801
Holdings Count | Holding	396	396
Advisory Fees Paid, Amount	$ 996,440
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$256,258,801
# of Portfolio Holdings	396
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$996,440

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	95.8%
Emerging Markets - Corporate Bonds	1.0%
Supranationals	0.5%
Corporates - Non-Investment Grade	0.4%
Quasi-Sovereigns	0.3%
Governments - Sovereign Bonds	0.2%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	0.9%
Other Assets less Liabilities	0.9%

Material Fund Change [Text Block]
C000226937
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Advisor Class
Trading Symbol	STHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period, all share classes outperformed the Bloomberg US Corporate Bond Index (the "benchmark”), before sales charges. Over the period, security selection among US investment-grade corporate bonds was the largest contributor to performance. Yield-curve positioning also contributed, mostly from overweights to the five- and 10-year parts of the US curve, which partially offset losses from being underweight to the two- and 20-year parts of the curve. Sector allocation and currency decisions did not impact performance results.

The Fund used derivatives in the form of futures and currency forwards for hedging purposes; Treasury futures were utilized to manage duration, country exposure, and yield-curve positioning during the period; currency forwards were utilized to hedge currency risk during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg US Corporate Bond Index
05/21	$10,000	$10,000
10/21	$10,212	$10,246
10/22	$8,038	$8,241
10/23	$8,253	$8,469
10/24	$9,418	$9,623

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 05/10/21
Advisor Class	14.12%	-1.71%
Bloomberg US Corporate Bond Index	13.63%	-1.10%

Performance Inception Date		May 10, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STHYX-A for the most recent performance information.

AssetsNet	$ 256,258,801	$ 256,258,801
Holdings Count | Holding	396	396
Advisory Fees Paid, Amount	$ 996,440
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$256,258,801
# of Portfolio Holdings	396
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$996,440

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	95.8%
Emerging Markets - Corporate Bonds	1.0%
Supranationals	0.5%
Corporates - Non-Investment Grade	0.4%
Quasi-Sovereigns	0.3%
Governments - Sovereign Bonds	0.2%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	0.9%
Other Assets less Liabilities	0.9%

Material Fund Change [Text Block]